FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2016	2015
Financial expenses, net:
Bank charges and other	$9	$5
Imputed interest in respect to Convertible Notes	286	216
Imputed interest in respect to loans from related parties	10	-
Imputed interest in respect to line of credit	3	-
Foreign currency translation adjustments, net	2	5
Amortization of debt issuance costs	16	9
Amortization of BCF in respect to Convertible Notes	1,034	759

	$1,360	$994